Earnings Per Share - Summary of Potentially Dilutive Securities (Details) - Subsidiaries [Member] - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common equivalent units	13,286,644	13,286,644	13,286,644	13,286,644
Noncontrolling Interest
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common equivalent units	99,800,000	118,200,000	0	0
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common equivalent units	1,576,861	2,446,014	857,813	1,273,638	1,224,919	1,378,111
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common equivalent units	10,597,528	6,239,307	10,597,528	6,239,607	6,300,837	4,061,486
Public Warrants and Private Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common equivalent units					13,286,644	24,652,569
Exercise Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common equivalent units	34,000,000	34,000,000	34,000,000	17,000,000	17,000,000	34,000,000
Hoya Intermediate Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common equivalent units	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	4,000,000
Shares of Class B common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common equivalent units					0	118,200,000